Segments (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Segment Reporting [Line Items]
Revenues	$ 20,071,752	¥ 136,706,698	$ 26,277,782	¥ 188,112,127
Cost of revenues	14,395,297	98,044,928	19,073,606	136,540,311
Gross profit	5,676,455	38,661,770	7,204,176	51,571,816
Depreciation and amortization	61,521	419,013	99,024	708,874
Total capital expenditures
Total Assets	324,435,960				¥ 2,209,700,873	¥ 2,462,524,963
Central Processing Algorithm Services [Member]
Segment Reporting [Line Items]
Revenues		136,706,698		188,112,127
Cost of revenues		98,044,928		136,540,311
Gross profit		38,661,770		51,571,816
Depreciation and amortization		419,013		708,874
Total capital expenditures
Total Assets	$ 324,435,960				¥ 2,209,700,873	¥ 2,462,524,963